N-2	Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0002016900
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Principal Private Credit Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT STRATEGIES AND RISKS
Under Principal Investment Strategies, please replace the second and third paragraphs with the following two paragraphs:
It is expected that the Fund, under normal circumstances, will be primarily invested in privately originated and privately negotiated investments in lower and core middle market U.S. issuers through first and second lien senior secured loans, unitranche loans, and mezzanine debt. PGI considers issuers with $5 million to $50 million in earnings before interest, taxes, depreciation, and amortization (“EBITDA”) as lower and core middle market. The Fund may, however, make investments in issuers outside of this EBITDA range and/or to non-U.S. issuers. The Fund expects to focus on variable-rate investments.
Most of the Fund’s investments will be illiquid. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer. In addition, the Fund may invest its assets in broadly syndicated loans and credit instruments that are rated below investment grade by rating agencies or, if they were rated, would be rated below investment grade. The Fund will also seek to invest in negotiated co-investments with its affiliates pursuant to an exemptive order granted by the SEC. The Fund intends to hold a portion of its investments through a joint venture.

Risk [Text Block]
Under Principal Risks, please add the following risk factor in alphabetical order:
Joint Venture Risk
A joint venture investment involves various risks. Those risks include, among others, risks similar to those associated with a direct investment in a borrower, the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under the applicable agreements with the joint venture partner, the risk that the joint venture partner may become bankrupt, and the risk of liability based upon the actions of a joint venture partner. Additionally, the Fund’s joint venture investment may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the 1940 Act (i.e., the asset coverage requirements discussed above in the Principal Investment Strategies).

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Venture Risk
A joint venture investment involves various risks. Those risks include, among others, risks similar to those associated with a direct investment in a borrower, the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under the applicable agreements with the joint venture partner, the risk that the joint venture partner may become bankrupt, and the risk of liability based upon the actions of a joint venture partner. Additionally, the Fund’s joint venture investment may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the 1940 Act (i.e., the asset coverage requirements discussed above in the Principal Investment Strategies).